Revenues (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,794,345	$ 5,651,502	$ 7,350,946
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,752,750	1,287,979	2,459,365
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	95,168	324,720	97,721
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,946,427	$ 4,038,803	$ 4,793,860